Leases 3 (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating leases
2020	$ 47,796
2021	32,144
2022	31,844
2023	31,740
2024	31,753
Thereafter	112,718
Total	287,995
Less: Present value discount	(41,626)
Present value of lease liabilities	$ 246,369
Operating leases, Weighted average remaining lease term (years)	8 years 3 months 18 days
Operating leases, Weighted average discount rate	3.76%
Finance leases
2020	$ 6,141
2021	4,912
2022	3,957
2023	730
2024	677
Thereafter	629
Total	17,046
Less: Present value discount	(1,815)
Present value of lease liabilities	$ 15,231
Finance leases, Weighted average remaining lease term (years)	3 years 7 months 24 days
Finance leases, Weighted average discount rate	7.47%